Portfolio of Investments
Columbia Seligman Technology and Information Fund, February 28, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.9%
Issuer	Shares	Value ($)
Communication Services 10.5%
Broadcasting 2.3%
Discovery, Inc., Class C(a)	3,088,642	86,389,317
Fox Corp., Class A	3,837,500	160,522,625
Total Broadcasting		246,911,942
Cable & Satellite 0.4%
Comcast Corp., Class A	1,016,525	47,532,709
Total Cable & Satellite		47,532,709
Interactive Home Entertainment 1.2%
Activision Blizzard, Inc.	1,558,781	127,040,651
Total Interactive Home Entertainment		127,040,651
Interactive Media & Services 6.5%
Alphabet, Inc., Class A(a)	149,604	404,101,349
Alphabet, Inc., Class C(a)	100,588	271,368,318
Twitter, Inc.(a)	262,300	9,324,765
Total Interactive Media & Services		684,794,432
Wireless Telecommunication Services 0.1%
T-Mobile USA, Inc.(a)	69,000	8,501,490
Total Wireless Telecommunication Services		8,501,490
Total Communication Services		1,114,781,224
Consumer Discretionary 2.1%
Internet & Direct Marketing Retail 2.1%
eBay, Inc.	4,037,624	220,413,894
Total Internet & Direct Marketing Retail		220,413,894
Total Consumer Discretionary		220,413,894
Financials 0.0%
Consumer Finance 0.0%
CommonBond, Class A(a),(b),(c),(d)	1,505,550	1,625,994
Total Consumer Finance		1,625,994
Total Financials		1,625,994
Health Care 0.2%
Biotechnology 0.2%
Apnimed, Inc.(a),(b),(c),(d)	1,127,586	9,999,996
Eiger BioPharmaceuticals, Inc.(a),(e)	2,319,150	9,276,600
Total Biotechnology		19,276,596
Total Health Care		19,276,596
Industrials 2.3%
Common Stocks (continued)
Issuer	Shares	Value ($)
Heavy Electrical Equipment 2.1%
Bloom Energy Corp., Class A(a),(e)	10,191,248	226,245,706
Total Heavy Electrical Equipment		226,245,706
Human Resource & Employment Services 0.2%
HireRight Holdings Corp.(a)	1,581,092	20,664,872
Total Human Resource & Employment Services		20,664,872
Total Industrials		246,910,578
Information Technology 84.8%
Application Software 7.7%
Cerence, Inc.(a)	1,448,524	52,306,202
Dropbox, Inc., Class A(a)	9,112,509	206,762,829
Intapp, Inc.(a)	426,946	9,845,375
Salesforce.com, Inc.(a)	396,851	83,549,041
Samsara, Inc., Class A(a)	1,293,456	22,609,611
Splunk, Inc.(a)	147,900	17,466,990
Synopsys, Inc.(a)	1,111,890	347,343,317
Verint Systems, Inc.(a)	436,262	21,913,440
Zendesk, Inc.(a)	420,500	49,059,735
Total Application Software		810,856,540
Communications Equipment 6.0%
Arista Networks, Inc.(a)	546,628	67,087,655
Cisco Systems, Inc.	1,088,300	60,694,491
F5, Inc.(a)	779,900	156,642,915
Lumentum Holdings, Inc.(a)	1,643,100	162,436,866
Plantronics, Inc.(a),(e)	4,371,801	123,153,634
Telefonaktiebolaget LM Ericsson, ADR	7,308,500	67,822,880
Total Communications Equipment		637,838,441
Data Processing & Outsourced Services 4.2%
Fidelity National Information Services, Inc.	807,000	76,850,610
Fiserv, Inc.(a)	968,444	94,587,925
Pagseguro Digital Ltd., Class A(a)	1,303,075	20,771,016
Visa, Inc., Class A	1,196,025	258,484,923
Total Data Processing & Outsourced Services		450,694,474
Electronic Equipment & Instruments 1.4%
Advanced Energy Industries, Inc.	1,754,939	150,661,513
Total Electronic Equipment & Instruments		150,661,513
Columbia Seligman Technology and Information Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Seligman Technology and Information Fund, February 28, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Internet Services & Infrastructure 2.0%
GoDaddy, Inc., Class A(a)	2,558,830	213,432,010
Total Internet Services & Infrastructure		213,432,010
IT Consulting & Other Services 0.9%
DXC Technology Co.(a)	1,394,700	47,461,641
Thoughtworks Holding, Inc.(a)	1,957,304	44,743,969
Total IT Consulting & Other Services		92,205,610
Semiconductor Equipment 13.4%
Applied Materials, Inc.	2,826,631	379,333,880
Lam Research Corp.	1,141,868	640,987,602
Teradyne, Inc.	3,351,022	395,152,514
Total Semiconductor Equipment		1,415,473,996
Semiconductors 24.0%
Analog Devices, Inc.	1,618,902	259,493,802
Broadcom, Inc.	674,076	395,979,205
GlobalFoundries, Inc.(a)	1,607,952	97,731,323
indie Semiconductor, Inc., Class A(a)	2,000,000	15,700,000
Intel Corp.	1,671,769	79,743,381
Marvell Technology, Inc.	3,943,053	269,428,811
mCube, Inc.(a),(b),(c),(d)	6,015,834	29,056,477
Microchip Technology, Inc.	1,481,100	104,165,763
Micron Technology, Inc.	2,911,194	258,688,699
NXP Semiconductors NV	697,400	132,589,688
Qorvo, Inc.(a)	1,233,450	168,711,291
Rambus, Inc.(a)	2,319,100	62,615,700
Renesas Electronics Corp.(a)	9,862,700	116,189,554
SMART Global Holdings, Inc.(a),(e)	2,847,596	78,166,510
Synaptics, Inc.(a),(e)	1,960,709	447,884,757
Transphorm, Inc.(a),(e)	2,996,600	22,744,194
Total Semiconductors		2,538,889,155
Systems Software 13.0%
Fortinet, Inc.(a)	616,203	212,294,258
McAfee Corp., Class A	152,000	3,950,480
Microsoft Corp.	1,239,275	370,282,977
NortonLifeLock, Inc.	7,213,008	209,032,972
Common Stocks (continued)
Issuer	Shares	Value ($)
Oracle Corp.	1,155,800	87,806,126
Palo Alto Networks, Inc.(a)	371,419	220,715,741
SailPoint Technologies Holdings, Inc.(a)	742,390	30,712,674
Tenable Holdings, Inc.(a)	594,044	32,886,276
VMware, Inc., Class A	698,069	81,897,455
Xperi Holding Corp.(e)	7,098,241	122,941,534
Total Systems Software		1,372,520,493
Technology Hardware, Storage & Peripherals 12.2%
Apple, Inc.	3,520,100	581,238,912
Dell Technologies, Inc.(a)	1,861,536	94,863,875
HP, Inc.	5,615,231	192,939,337
NetApp, Inc.	2,276,606	178,440,378
Western Digital Corp.(a)	4,745,492	241,735,363
Total Technology Hardware, Storage & Peripherals		1,289,217,865
Total Information Technology		8,971,790,097
Total Common Stocks (Cost: $5,225,993,457)		10,574,798,383

Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Financials 0.0%
Consumer Finance 0.0%
CommonBond LLC(b),(c),(d)	1.000%	686,561	741,486
Total Financials			741,486
Total Preferred Stocks (Cost: $295,734)			741,486

Total Investments in Securities (Cost $5,226,289,191)	10,575,539,869
Other Assets & Liabilities, Net	7,898,070
Net Assets	$10,583,437,939

2	Columbia Seligman Technology and Information Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Seligman Technology and Information Fund, February 28, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2022, the total value of these securities amounted to $41,423,953, which represents 0.39% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Fund’s Board of Trustees. At February 28, 2022, the total market value of these securities amounted to $41,423,953, which represents 0.39% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
mCube, Inc.	09/08/2020	6,015,834	25,000,001	29,056,477
Apnimed, Inc.	03/12/2021	1,127,586	9,999,997	9,999,996
CommonBond, Class A	03/19/2018—12/31/2021	1,505,550	10,292,674	1,625,994
CommonBond LLC	10/15/2020—12/31/2021	686,561	295,734	741,486
			45,588,406	41,423,953

(d)	Valuation based on significant unobservable inputs.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Bloom Energy Corp., Class A
	207,759,229	38,638,817	(4,182,516)	(15,969,824)	226,245,706	(53,486)	—	10,191,248
Columbia Short-Term Cash Fund, 0.168%
	26,424,373	1,016,487,561	(1,042,911,914)	(20)	—	(16,128)	19,469	—
Eiger BioPharmaceuticals, Inc.‡
	—	4,675,685	—	(12,871,636)	9,276,600	—	—	2,319,150
Plantronics, Inc.
	124,385,701	20,789,023	(5,752,431)	(16,268,659)	123,153,634	(1,551,432)	—	4,371,801
Sciplay Corp., Class A†
	27,788,594	—	(21,006,029)	(6,782,565)	—	4,821,614	—	—
SMART Global Holdings, Inc.
	58,787,755	13,184,733	(2,649,508)	8,843,530	78,166,510	1,249,463	—	2,847,596
Synaptics, Inc.†
	354,915,165	14,112,743	(64,718,736)	(207,049,423)	—	142,512,151	—	—
Transphorm, Inc.‡
	—	—	(10,226)	13,731,202	22,744,194	10,290	—	2,996,600
Xperi Holding Corp.
	148,413,632	3,585,664	(548,653)	(28,509,109)	122,941,534	(109,596)	692,874	7,098,241
Total	948,474,449			(264,876,504)	582,528,178	146,862,876	712,343

‡	Issuer was not an affiliate at the beginning of period.
†	Issuer was not an affiliate at the end of period.
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Technology and Information Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT219_05_M01_(04/22)